Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 4,467,603	€ 3,461,860	€ 2,517,211
Post employee benefits	189,996	148,678	80,482
Share-based payments	6,252,492	6,524,726	6,269,218
Total	€ 10,910,091	€ 10,135,264	€ 8,866,911